Item 1. Schedule of Investments

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.4%

CONSUMER DISCRETIONARY 14.4%
Hotels, Restaurants & Leisure 2.8%
International Game Technology	647,000	17,469
Royal Caribbean Cruises	380,000	16,416
Wynn Resorts *	330,000	14,900
		48,785
Household Durables 0.2%
Harman International	35,000	3,579
		3,579
Media 7.5%
Clear Channel Communications	586,000	19,274
Comcast, Class A *	540,000	15,541
Disney	350,000	8,445
New York Times, Class A	328,000	9,758
News Corp., Class A	1,410,000	21,982
Scripps, Class A	145,000	7,246
Time Warner	1,235,000	22,366
Viacom, Class B	695,000	22,942
Washington Post, Class B	5,400	4,333
		131,887
Multiline Retail 1.3%
Family Dollar Stores	370,000	7,352
Kohl's *	310,000	15,556
		22,908
Specialty Retail 2.6%
Home Depot	405,000	15,447
RadioShack	500,000	12,400
TJX	840,000	17,203
		45,050
Total Consumer Discretionary		252,209

CONSUMER STAPLES 7.2%
Beverages 2.3%
Coca-Cola	530,000	22,891
PepsiCo	310,000	17,580
		40,471
Food & Staples Retailing 2.0%
Sysco	580,000	18,195
Wal-Mart	400,000	17,528
		35,723
Food Products 0.9%
General Mills	325,000	15,665
		15,665
Personal Products 0.9%
Avon	555,000	14,985
		14,985
Tobacco 1.1%
Altria Group	265,000	19,533
		19,533
Total Consumer Staples		126,377

ENERGY 8.8%
Energy Equipment & Services 3.1%
Baker Hughes	355,000	21,186
Schlumberger	235,000	19,829
Transocean *	215,000	13,182
		54,197
Oil, Gas & Consumable Fuels 5.7%
BP ADR	127,000	8,998
Canadian Natural Resources	110,000	4,971
Chevron	255,000	16,506
ExxonMobil	435,000	27,640
Royal Dutch Shell ADR	420,000	27,569
Total ADR	103,000	13,989
		99,673
Total Energy		153,870

FINANCIALS 22.6%
Capital Markets 7.5%
AmeriTrade *	150,000	3,222
Bank of New York	615,000	18,087
Charles Schwab	825,000	11,905
Franklin Resources	135,000	11,335
Goldman Sachs	115,000	13,982
Mellon Financial	255,000	8,152
Merrill Lynch	310,000	19,018
Morgan Stanley	411,000	22,169
Northern Trust	140,000	7,077
State Street	325,000	15,899
		130,846
Commercial Banks 4.1%
Fifth Third Bancorp	660,000	24,242
National City	550,000	18,392
Royal Bank of Scotland (GBP)	515,000	14,662
U.S. Bancorp	520,000	14,601
		71,897
Diversified Financial Services 3.2%
Citigroup	1,030,000	46,886
J.P. Morgan Chase	271,000	9,195
		56,081
Insurance 6.6%
AFLAC	145,000	6,569
American International Group	350,000	21,686
Berkshire Hathaway, Class A *	130	10,660
Marsh & McLennan	960,000	29,174
St. Paul Companies	455,000	20,416
Willis Group Holdings	420,000	15,771
XL Capital	160,000	10,885
		115,161
Real Estate 0.9%
Equity Residential, REIT	445,000	16,843
		16,843
Thrifts & Mortgage Finance 0.3%
Freddie Mac	88,000	4,969
		4,969
Total Financials		395,797

HEALTH CARE 8.5%
Biotechnology 0.8%
MedImmune *	410,000	13,797
		13,797
Health Care Equipment & Supplies 2.7%
Biomet	180,000	6,248
Boston Scientific *	1,120,000	26,174
C R Bard	80,000	5,282
Medtronic	175,000	9,384
		47,088
Health Care Providers & Services 1.2%
Quest Diagnostics	175,000	8,844
Tenet Healthcare *	1,130,000	12,690
		21,534
Pharmaceuticals 3.8%
Barr Pharmaceuticals *	180,000	9,886
Forest Laboratories *	205,000	7,989
Johnson & Johnson	165,000	10,441
Merck	532,000	14,476
Schering-Plough	210,000	4,420
Teva Pharmaceutical ADR	400,000	13,368
Wyeth	135,000	6,246
		66,826
Total Health Care		149,245

INDUSTRIALS & BUSINESS SERVICES 9.1%
Aerospace & Defense 1.3%
Honeywell International	605,000	22,687
		22,687
Air Freight & Logistics 0.7%
UPS, Class B	175,000	12,098
		12,098
Airlines 1.1%
Southwest Airlines	1,270,000	18,860
		18,860
Commercial Services & Supplies 1.2%
Cintas	305,000	12,520
Republic Services	225,000	7,940
		20,460
Industrial Conglomerates 3.8%
GE	1,620,000	54,545
Tyco International	460,000	12,811
		67,356
Machinery 0.4%
Danaher	135,000	7,267
		7,267
Road & Rail 0.6%
Union Pacific	145,000	10,397
		10,397
Total Industrials & Business Services		159,125

INFORMATION TECHNOLOGY 17.7%
Communications Equipment 2.7%
Cisco Systems *	1,125,000	20,171
Juniper Networks *	915,000	21,768
QUALCOMM	100,000	4,475
		46,414
Computers & Peripherals 3.1%
Dell *	480,000	16,416
EMC *	1,206,000	15,606
IBM	280,000	22,461
		54,483
Electronic Equipment & Instruments 1.8%
Agilent Technologies *	370,000	12,118
Flextronics *	1,500,000	19,275
		31,393
IT Services 1.0%
First Data	435,000	17,400
		17,400
Semiconductor & Semiconductor Equipment 4.5%
Analog Devices	600,000	22,284
Intel	700,000	17,255
KLA-Tencor	87,000	4,242
Linear Technology	485,000	18,231
Xilinx	600,000	16,710
		78,722
Software 4.6%
Adobe Systems	190,000	5,672
Microsoft	1,980,000	50,945
Oracle *	1,151,000	14,261
Symantec *	438,000	9,925
		80,803
Total Information Technology		309,215

MATERIALS 3.4%
Chemicals 1.0%
DuPont	425,000	16,647
		16,647
Metals & Mining 1.5%
Alcoa	561,000	13,700
Newmont Mining	260,000	12,264
		25,964
Paper & Forest Products 0.9%
International Paper	530,000	15,794
		15,794
Total Materials		58,405

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.5%
Telus (Non-voting shares)	380,000	15,481
Verizon Communications	310,000	10,134
		25,615
Wireless Telecommunication Services 0.5%
Sprint Nextel	405,000	9,631
		9,631
Total Telecommunication Services		35,246

UTILITIES 4.7%
Electric Utilities 2.8%
Edison International	337,000	15,933
Entergy	180,000	13,378
Pinnacle West Capital	215,000	9,477
PPL	300,000	9,699
		48,487
Independent Power Producers & Energy Traders 1.0%
Duke Energy	615,000	17,940
		17,940
Multi-Utilities 0.9%
NiSource	642,000	15,568
		15,568
Total Utilities		81,995
Total Common Stocks (Cost $1,478,703)		1,721,484

SHORT-TERM INVESTMENTS 1.7%
Money Market Fund 1.7%
T. Rowe Price Reserve Investment Fund, 3.79% #†	29,671,623	29,672
Total Short-Term Investments (Cost $29,672)		29,672

Total Investments in Securities
100.1% of Net Assets (Cost $1,508,375)		1,751,156

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
GBP	British pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $1,508,375,000. Net unrealized gain aggregated $242,780,000 at period-end, of which $324,399,000 related to appreciated investments and $81,619,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $738,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $29,672,000 and $30,483,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005